Expense Example {- Fidelity Minnesota Municipal Income Fund} - 12.31 Fidelity Minnesota Municipal Income Fund PRO-09 - Fidelity Minnesota Municipal Income Fund - Fidelity Minnesota Municipal Income Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616